Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 29, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 4,860
2027	15,150
2028	734
2029	860
2030	860
Thereafter	4,011
Total	$ 26,475